Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Summary of Authorized/Approved Investments
a.

On December 16, 2014, the SCT authorized in Mexico the Company’s MDP for the five-year period from 2015-2019. The table below shows the investments to be made during this period, as approved by the SCT:

Year	Amount committed
2015	Ps.	1,412,232
2016		1,842,569
2017		1,157,684
2018		759,337
2019		306,792
	Ps.	5,478,614
On December 12, 2019, for Mexico´s airports, the SCT approved to the Company the MDP for the period 2020-2024. Below are shown the investments committed thru the period:

Year	Amount committed
2020	Ps.	6,739,392
2021		5,995,303
2022		5,396,186
2023		2,650,026
2024		1,050,798
	Ps.	21,831,705